SUPPLEMENT DATED FEBRUARY 6, 2006

TO PROSPECTUS FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

FLEXIBLE PREMIUM

VARIABLE LIFE INSURANCE POLICY

FARMERS VUL I

Issued By

KILICO VARIABLE SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Farmers VUL 1 Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective February 6, 2006, Scudder Variable Series I and Scudder Variable Series II are changing their names and the names of their Portfolios. Therefore, the following name changes will take effect February 6, 2006 to the applicable Portfolios and the corresponding Subaccounts.

Current Name	New Name
Scudder Variable Series I	DWS Variable Series I
Scudder Bond	DWS Bond VIP
Scudder Growth and Income	DWS Growth & Income VIP
Scudder International	DWS International VIP
Scudder Money Market	Money Market VIP

Scudder Variable Series II	DWS Variable Series II
Scudder Government & Agency Securities	DWS Government & Agency Securities VIP
Scudder High Income	DWS High Income VIP
Scudder Small Cap Growth	DWS Small Cap Growth VIP
SVS Dreman High Return Equity	DWS Dreman High Return Equity VIP

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For use in all states